SEGMENT INFORMATION - Major Customers (Details) - Customer concentration - Revenues	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
McKesson Corporation
Segment reporting information
Concentration risk, percentage	19.00%	21.00%	20.00%
AmerisourceBergen Corporation
Segment reporting information
Concentration risk, percentage	15.00%	13.00%	14.00%
Cardinal Health, Inc.
Segment reporting information
Concentration risk, percentage	13.00%	15.00%	12.00%